Company level financial information - Condensed statement of financial position (Details) - CNY (¥)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jan. 06, 2020
Non-current assets
Interest in an equity-accounted investee		¥ 352,062,000
Investments in subsidiaries
Non-current assets	¥ 3,209,226,000	1,505,943,000
Current assets
Other investments	210,523,000	102,968,000
Other receivables	57,220,000	58,278,000
Cash and cash equivalents	5,348,492,000	6,771,653,000
Term deposits	236,878,000
Total current assets	8,072,562,000	9,199,087,000
Total assets	11,281,788,000	10,705,030,000
EQUITY.
Share capital	92,000	92,000
Additional paid-in capital	7,982,824,000	8,289,160,000
Other reserves	993,307,000	928,005,000
Accumulated losses	(1,944,581,000)	(2,558,291,000)
Equity attributable to equity shareholders of the Company	7,031,642,000	6,658,966,000
Non-current liabilities
Deferred income	14,488,000	20,005,000
Total non-current liabilities	465,717,000	570,021,000
Current liabilities
Other payables	3,072,991,000	2,809,182,000
Deferred income	6,295,000	6,060,000
Total current liabilities	3,788,671,000	3,482,855,000
Total liabilities	4,254,388,000	4,052,876,000
Total equity and liabilities	11,281,788,000	10,705,030,000
Parent company
Non-current assets
Interest in an equity-accounted investee		352,062,000
Investments in subsidiaries
-Cost-accounted investments in subsidiaries	2,112,276,000
-Amounts due from subsidiaries	1,968,572,000	3,887,724,000
Non-current assets	4,080,848,000	4,239,786,000
Current assets
Other investments	1,874,000
Other receivables	65,907,000	3,031,000
Cash and cash equivalents	646,921,000	925,638,000	¥ 153,889,000	¥ 0
Term deposits	201,342,000
Total current assets	916,044,000	928,669,000
Total assets	4,996,892,000	5,168,455,000
EQUITY.
Share capital	92,000	92,000
Additional paid-in capital	7,982,824,000	8,289,160,000
Other reserves	(1,627,210,000)	(1,721,689,000)
Accumulated losses	(1,440,512,000)	(1,428,887,000)
Equity attributable to equity shareholders of the Company	4,915,194,000	5,138,676,000
Non-current liabilities
Deferred income	14,488,000	20,005,000
Total non-current liabilities	14,488,000	20,005,000
Current liabilities
Other payables	60,915,000	3,714,000
Deferred income	6,295,000	6,060,000
Total current liabilities	67,210,000	9,774,000
Total liabilities	81,698,000	29,779,000
Total equity and liabilities	4,996,892,000	¥ 5,168,455,000
Parent company | Maximum
Investments in subsidiaries
-Cost-accounted investments in subsidiaries	¥ 1,000,000